COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2017
Guarantor Obligations [Line Items]
Rent expenses	$ 2,578	$ 2,599	$ 2,568
Outstanding inventory purchase commitments	18,418	22,309
Inventory purchase commitments, sole or limited suppliers	6,939	9,235
Amount of claim, including interest, penalties and legal fees	9,000
Principal Amount of Claim	1,000			$ 6,600
Aggregate amount of guarantees	149,523
Restricted cash collateral	32,451
Loss on inventory recognized from adjustments to future purchase commitments	1,448
Amonunt of claim	7,900
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	$ 136,003
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects	100.00%
Accrued royalties	$ 1,408
Royalties paid	$ 20
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
BIRD [Member]
Guarantor Obligations [Line Items]
Royalty fee (as a percent)	5.00%
Percentage of amount funded for research and development projects	150.00%
Accrued royalties	$ 253
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses	$ 12,771	$ 11,184	$ 10,278